SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, equipment and software, net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Depreciation recognized	$ 580,503	$ 406,799	$ 174,384
General and administrative expense
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Depreciation recognized	391,984	309,754	$ 174,384
Sales and marketing
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Depreciation recognized	7,095	7,368
Service and development
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Depreciation recognized	$ 181,424	$ 89,677
Office equipment | Minimum
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated Useful Life	3 years
Office equipment | Maximum
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated Useful Life	5 years
Vehicle | Minimum
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated Useful Life	4 years
Vehicle | Maximum
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated Useful Life	5 years
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated Useful Life	5 years